Investment in Associate - Schedule of EV Resources GmbH (Details) - EV Resources GmbH [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of EV Resources GmbH [Line Items]
Current assets	$ 3,415
Non-current assets	300,384
Current liabilities	(431,372)
Non-current liabilities
Equity	$ (127,573)